DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2018 shares
Document Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Registrant Name	Pembina Pipeline Corp
Entity Central Index Key	0001546066
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q4
Entity Common Stock, Shares Outstanding (in shares)	508,045,197